Short-Term Investments and Short-Term Investments, Related Party (Details) - Schedule of amortized cost and fair value of investment securities held-to-maturity - USD ($)	Mar. 31, 2021	Mar. 31, 2020
Schedule of amortized cost and fair value of investment securities held-to-maturity [Abstract]
Due in one year or less	$ 9,040,024	$ 8,966,690
Due after one year through five years
Due after five years through ten years
Due after ten years
Total	$ 9,040,024	$ 8,966,690